INCOME TAX - Detailed components of the net deferred tax assets and liabilities (Details) - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	R (736.6)	R (601.8)
Deferred tax assets	208.7	164.4
Net deferred tax liabilities	(527.9)	(437.4)	R (371.3)
Property, plant and equipment (excluding unredeemed capital allowances)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(659.7)	(537.6)
Environmental rehabilitation obligation and other funds
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(76.3)	(63.3)
Deferred tax assets	113.9	105.6
Other investments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(0.6)	(0.9)
Other provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	81.0	49.3
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	9.0	4.6
Estimated tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4.8	4.1
Estimated unredeemed capital allowances
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	R 0.0	R 0.8